Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	$ 21,631	$ 22,869
Expected future interest payments, contractual amount	7,596	8,399
Derivatives related to debentures, contractual amount	2,134	2,086
Other derivatives, contractual amount	60	65
Obligations under lease liabilities, contractual amount	3,935	1,028
Trade and other payables, contractual amount	5,623	6,560
Total, contractual amount	40,979	41,007
Bank loans, debentures and other loans, carrying amount	23,605	24,113
Expected future interest payments, carrying amount	0	0
Derivatives related to debentures, carrying amount	1,579	958
Other derivatives, carrying amount	60	65
Obligations under lease liabilities, carrying amount	3,443	715
Trade and other payables, carrying amount	5,623	6,560
Total financial liabilities	34,310	32,411
Due not later than one year [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	4,138	1,587
Expected future interest payments, contractual amount	813	864
Derivatives related to debentures, contractual amount	260	200
Other derivatives, contractual amount	60	64
Obligations under lease liabilities, contractual amount	927	110
Trade and other payables, contractual amount	5,622	6,555
Total, contractual amount	11,820	9,380
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,665	4,107
Expected future interest payments, contractual amount	702	775
Derivatives related to debentures, contractual amount	81	226
Other derivatives, contractual amount	0	1
Obligations under lease liabilities, contractual amount	630	110
Trade and other payables, contractual amount	1	5
Total, contractual amount	3,079	5,224
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	5,727	5,513
Expected future interest payments, contractual amount	1,713	1,864
Derivatives related to debentures, contractual amount	819	558
Other derivatives, contractual amount	0	0
Obligations under lease liabilities, contractual amount	1,335	307
Trade and other payables, contractual amount	0	0
Total, contractual amount	9,594	8,242
Due later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	10,101	11,662
Expected future interest payments, contractual amount	4,368	4,896
Derivatives related to debentures, contractual amount	974	1,102
Other derivatives, contractual amount	0	0
Obligations under lease liabilities, contractual amount	1,043	501
Trade and other payables, contractual amount	0	0
Total, contractual amount	$ 16,486	$ 18,161